Estimated Fair Value Of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Investment securities, Carrying amount	$ 554,512	¥ 45,470,000	¥ 48,909,000
Installment loans, Carrying amount	1,016,598	83,361,000	72,634,000
Long-term indebtedness, Carrying amount	(6,407,744)	(525,435,000)	(479,423,000)
Interest rate swap agreements, net, Carrying amount	(26,609)	(2,182,000)	(2,931,000)
Foreign currency derivatives, net, Carrying amount				(71,122)	(5,832,000)	(2,192,000)	(12,439)	(1,020,000)	(44,000)
Investment securities, Estimated fair value	554,512	45,470,000	48,909,000
Installment loans, Estimated fair value	1,029,768	84,441,000	73,769,000
Long-term indebtedness, Estimated fair value	(6,390,927)	(524,056,000)	(475,117,000)
Interest rate swap agreements, net, Estimated fair value	(26,609)	(2,182,000)	(2,931,000)
Foreign currency contracts, net, Estimated fair value	(71,122)	(5,832,000)	(2,192,000)
Foreign currency options, net, Estimated fair value	$ (12,439)	¥ (1,020,000)	¥ (44,000)